5. Debt - Notes Payable (Details) (Q2) (USD $)	12 Months Ended		15 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]	Jun. 30, 2013 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]	Dec. 31, 2012 Quarter 2 [Member]	Jun. 30, 2014 Third Party [Member] Quarter 2 [Member]	Dec. 31, 2013 Third Party [Member] Quarter 2 [Member]	Dec. 31, 2012 Third Party [Member] Quarter 2 [Member]	Jun. 30, 2014 Related Party [Member] Quarter 2 [Member]	Dec. 31, 2013 Related Party [Member] Quarter 2 [Member]	Dec. 31, 2012 Related Party [Member] Quarter 2 [Member]
Beginning Balance, Notes Payable				$ 529,311	$ 872,534	$ 872,534	$ 855,640	$ 503,203	$ 739,534	$ 849,640	$ 26,108	$ 133,000	$ 6,000
Proceeds		247,000	221,655		40,000	221,655	247,000		160,000	120,000		61,655	127,000
Repayments	160,000	120,000		(74,668)		(151,878)	(230,106)	(48,560)	(116,331)	(230,106)	(26,108)	(35,547)
Conversion of note payable to convertible debt			244,133			(230,000)			(180,000)			(50,000)
Conversion of note payable to contributed capital						(183,000)			(100,000)			(83,000)
Ending Balance, Notes Payable				$ 454,643		$ 529,311	$ 872,534	$ 454,643	$ 503,203	$ 739,534		$ 26,108	$ 133,000